The Forester Funds, Inc.

100 Field Drive

Lake Forest, Illinois  60045

August 7, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

The Forester Funds, Inc.

File Nos.

333-81907

811-09391

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective July 31, 2014 do not differ from those filed in the Post-Effective Amendment No. 24, which was filed electronically July 28, 2014.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester,

President